Notes Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Amortization of debt discount	$ 79,675		$ 412,673	$ 869,329
Finance expense	$ 26,233	$ 0	$ 412,673	456,656
Common stock percentage	4.99%		4.99%
Interest expense	$ 44,877	43,899	$ 59,023	17,260
Interest Expense, Short-Term Borrowings	47,255	21,120	$ 85,653	$ 18,945
Notespayable [Member]
Short-Term Debt [Line Items]
Interest expense	$ 47,255	$ 21,120